Directors and employees - Employee compensation (Details) - GBP (£)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure Directors And Employees [Abstract]
Wages and salaries	£ 6,304,000	£ 8,268,000	£ 7,493,000
Social security costs	758,000	844,000	643,000
Other pension costs	396,000	390,000	350,000
Share-based payment	646,000	4,743,000	1,607,000
Employee benefits expense	8,104,000	14,245,000	£ 10,093,000
Termination benefits expense	£ 0	£ 200,000